Employees - Summary of Status of Performance Share Plans and Related Changes (Detail)	12 Months Ended
	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 € / shares
Disclosure of Share Based Compensation Plans [Line Items]
Fair value per share award during the year	€ 42.44	€ 42.59	€ 35.43
Performance share plans [Member]
Disclosure of Share Based Compensation Plans [Line Items]
Outstanding at 1 January	13,684,747	14,818,060	15,979,140
Awarded	6,870,882	4,962,345	7,016,274
Vested	(5,854,388)	(4,723,861)	(6,983,053)
Forfeited	(1,066,723)	(1,371,797)	(1,194,301)
Outstanding at 31 December	13,634,518	13,684,747	14,818,060